Share Purchase Warrants (Details) - Schedule of share purchase warrants were outstanding - 6 months ended Apr. 30, 2023	$ / shares shares	$ / shares
Share Purchase Warrants (Details) - Schedule of share purchase warrants were outstanding [Line Items]
Number of warrants outstanding	4,879,654
Exercise Price 60.00 [Member]
Share Purchase Warrants (Details) - Schedule of share purchase warrants were outstanding [Line Items]
Number of warrants outstanding	66,245
Exercise price (in Dollars per share and Dollars per share) | (per share)	$ 44.19	$ 60
Expiry date	Aug. 14, 2023
Exercise Price 4.50 [Member]
Share Purchase Warrants (Details) - Schedule of share purchase warrants were outstanding [Line Items]
Number of warrants outstanding	250,000
Exercise price (in Dollars per share and Dollars per share) | (per share)	$ 3.31	4.5
Expiry date	Apr. 22, 2024
Exercise price $8.125 [Member]
Share Purchase Warrants (Details) - Schedule of share purchase warrants were outstanding [Line Items]
Number of warrants outstanding	57,692
Exercise price (in Dollars per share and Dollars per share) | (per share)	$ 8.125	8.125
Expiry date	Nov. 17, 2027
Exercise price $0.78 [Member]
Share Purchase Warrants (Details) - Schedule of share purchase warrants were outstanding [Line Items]
Number of warrants outstanding	4,505,718
Exercise price (in Dollars per share and Dollars per share) | (per share)	$ 0.78	$ 0.78
Expiry date	Apr. 06, 2028